Schedule of Additional information of Digital Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Digital Assets
USDC proceeds from the issuance of preferred shares	$ 5,000,000	$ 5,000,000
Balance of USDC proceeds from the issuance of new ordinary shares	2,000,000
Bitcoin (BTC) receipts as mining income	87,747
Total	$ 7,087,747	$ 5,000,000